Employment and Stock Option Agreements - Summary of fair value option award on date of grant (Details 1) (Stock Options, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term	10 years	10 years
Volatility	0.37%
Dividends	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	0.75	0.17
Volatility		0.38%
Discount rate	2.43%	0.02%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	0.90	1.25
Volatility		2.50%
Discount rate	2.70%	4.75%